Daniel H. April	Of Counsel
Patrick J. Dolan	David F. Cunningham
John M. Hickey	C.W.N. Thompson, Jr.
Megan H. Koehler

November 29, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:

Thornburg Investment Trust (the “Trust”)

File Nos. 33-14905/811-05201

Post-Effective Amendment (“PEA”) Nos. 144 and 158

Ladies and Gentlemen:

Electronically transmitted herewith for filing via EDGAR on behalf of the Trust, pursuant to rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is PEA No. 144 to the Trust’s registration statement on Form N-1A under the 1933 Act and Amendment No. 158 to the Trust’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended, relating to the following series of the Trust and the classes thereof: Thornburg Global Opportunities Fund, Thornburg International Equity Fund, Thornburg Better World International Fund, Thornburg International Growth Fund, Thornburg Developing World Fund, Thornburg Small/Mid Cap Core Fund, Thornburg Small/Mid Cap Growth Fund, Thornburg Investment Income Builder Fund, Thornburg Summit Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Ultra Short Income Fund, Thornburg Strategic Income Fund, Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, and Thornburg Strategic Municipal Income Fund (collectively, the “Funds”).

The purposes of this filing are to: (1) update certain disclosures in the Funds’ prospectuses and statements of additional information in connection with the annual update, and (2) update other required data disclosures.

Please contact me or Daniel April with any questions. We appreciate the staff’s time and attention to our filings.

Sincerely,

/s/ Megan H. Koehler

Megan H. Koehler

Enclosures

460 St. Michael’s Drive	E-mail: mkoehler@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 108
Santa Fe, New Mexico 87505		Fax: (505) 988-2901